Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Taxes
Result before corporate income taxes	€ (64,795)	€ (61,563)	€ (46,490)
Results related to associates	(8)	(217)	(322)
Accounting profit	(64,787)	(61,346)	(46,168)
Income tax based on domestic rate (2022: 25.8%, 2021 and 2020: 25%)	16,715	15,337	11,542
Different tax rates in foreign jurisdictions	10	18	16
Non-deductible expenses / non-taxable gains	133	(2,176)	(2,742)
Share- and loan-issue expenditures that are taxable		1,423	174
Change in unrecognized deductible temporary differences	(75)	(89)	(44)
Current year losses for which no deferred tax asset was recognized	(16,826)	(14,606)	(9,029)
True-up for prior year	(53)	(24)	(41)
Income tax charge	€ (96)	(117)	(124)
Domestic rate	25.80%			25.00%
Tax loss carry-forwards	€ 377,900	€ 312,600	€ 254,200	€ 312,600